Intangible Assets - Estimated Amortization Expenses Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
For the year ended December 31, 2014	$ 6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the year ended December 31, 2018	4.3
For the years ended thereafter	$ 25.9